PARNASSUS MID CAP GROWTH FUND

Portfolio of Investments as of March 31, 2021 (unaudited)

Equities	Shares	Market Value ($)
Apparel & Luxury Goods (1.5%)
Lululemon Athletica Inc. [q]	54,564	16,735,324

Banks (4.4%)
Signature Bank	105,000	23,740,500
Silvergate Capital Corp., Class A	164,797	23,429,189

		47,169,689
Biotechnology (1.8%)
BioMarin Pharmaceutical Inc. [q]	142,279	10,743,487
Seagen Inc. [q]	60,513	8,402,835

		19,146,322
Capital Markets (3.7%)
MarketAxess Holdings Inc.	39,739	19,786,843
Morningstar Inc.	92,446	20,804,048

		40,590,891
Commercial Services & Supplies (2.9%)
CoStar Group Inc. [q]	38,700	31,807,143

Distributors (2.8%)
Pool Corp.	89,405	30,866,182

Electrical Equipment (0.9%)
Sunrun Inc.	166,333	10,059,820

Food & Staples Retailing (1.6%)
Grocery Outlet Holding Corp. [q]	480,372	17,720,923

Health Care Equipment (5.1%)
IDEXX Laboratories Inc. [q]	71,268	34,872,145
Teleflex Inc.	48,316	20,073,365

		54,945,510
Health Care Technology (1.1%)
Veeva Systems Inc., Class A q	43,920	11,473,661

Insurance (1.4%)
SelectQuote Inc. [q]	522,974	15,432,963

IT Services (5.1%)
Broadridge Financial Solutions Inc.	141,281	21,630,121
Square Inc., Class A q	146,551	33,274,405

		54,904,526
Life Sciences Tools & Services (9.9%)
10X Genomics Inc., Class A q	93,160	16,861,960
Agilent Technologies Inc.	319,521	40,623,900
Berkeley Lights Inc.	324,713	16,310,334
Illumina Inc. [q]	88,399	33,950,520

		107,746,714
Machinery (2.1%)
Xylem Inc.	219,256	23,061,346

Media (3.8%)
Cable One Inc.	9,427	17,235,950
The New York Times Co., Class A	467,258	23,652,600

		40,888,550

Media & Entertainment (2.5%)
ANGI Inc., Class A q	2,045,391	26,590,083

Pharmaceuticals, Biotech & Life Sciences (1.0%)
Alnylam Pharmaceuticals Inc. [q]	77,587	10,954,509

Professional Services (5.4%)
Insperity Inc.	124,318	10,410,389
Thomson Reuters Corp.	268,893	23,546,960
Verisk Analytics Inc.	133,748	23,631,934

		57,589,283
Retail (3.5%)
Burlington Stores Inc. [q]	128,116	38,281,061

Road & Rail (3.2%)
Old Dominion Freight Lines Inc.	145,211	34,910,177

Semiconductor Equipment (5.2%)
KLA Corp.	117,903	38,955,151
Monolithic Power Systems Inc.	50,262	17,753,041

		56,708,192
Service (1.2%)
Hilton Worldwide Holdings Inc.	108,531	13,123,569

Software (22.1%)
Ansys Inc. [q]	60,677	20,603,482
Autodesk Inc. [q]	121,587	33,697,837
Avalara Inc. [q]	146,177	19,504,397
Cadence Design Systems Inc. [q]	301,255	41,268,922
Fair Isaac Corp. [q]	43,769	21,273,922
nCino Inc. [q]	251,666	16,791,156
Nuance Communications Inc. [q]	640,876	27,967,829
Synopsys Inc. [q]	155,573	38,547,878
The Trade Desk Inc., Class A [q]	28,543	18,600,331

		238,255,754
Special Retail (3.1%)
O’Reilly Automotive Inc. [q]	65,277	33,111,758

Technology Hardware (3.1%)
Western Digital Corp.	506,393	33,801,733

Total investment in equities (98.4%) (cost $728,489,274)		1,065,875,683

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Beneficial State Bank	0.30%	01/15/2022	250,000	242,082
Citizens Bank Trust	0.30%	01/15/2022	200,000	192,110

				434,192
Certificates of Deposit Account Registry Service (0.1%) α
CDARS agreement with Beneficial State Bank, dated 03/18/2021 Participating depository institutions: Great Plains State Bank, par 243,500; OneUnitedBank, par 14,129; Southern States Bank, par 243,500; (cost $480,824)	0.70%	03/17/2022	501,129	480,824

Community Development Loans (0.0%) α
BlueHub Loan Fund	1.00%	04/15/2021	100,000	99,766
BlueHub Loan Fund	1.00%	04/15/2021	100,000	99,766
Root Capital Loan Fund	1.25%	02/01/2022	100,000	94,970
Vermont Community Loan Fund	1.00%	10/15/2021	100,000	96,762

				391,264
Time Deposits (1.6%)
ANZ, London	0.01%	04/01/2021	17,696,281	17,696,281

Total short-term securities (1.7%) (cost $19,002,561)				19,002,561

Total securities (101.1%) (cost $747,491,835)				1,084,878,244

Other assets and liabilities (-0.1%)				(1,473,182)

Total net assets (100.0%)				1,083,405,062

q	This security is non-income producing.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.